STATEMENTS OF LIABILITY AND STOCKHOLDERS EQUTY (DEFICIT) (UNAUDITED) - USD ($)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2019		443,553
Balance, amount at Dec. 31, 2019	$ 489,870	$ 4,436	$ 501,071	$ (15,636)
Shares issued to acquire fixed assets, shares		4,434,864
Shares issued to acquire fixed assets, amount	4,786,110	$ 44,349	4,741,761
Net income	10,641			10,641
Balance, shares at Dec. 31, 2020		4,878,417
Balance, amount at Dec. 31, 2020	5,286,620	$ 48,784	5,242,832	(4,995)
Balance, amount at Dec. 31, 2020	5,286,620	48,783	5,242,832	(4,995)
Net income	118,282	$ 0	0	118,282
Balance, shares at Mar. 31, 2021		4,878,417
Balance, amount at Mar. 31, 2021	5,404,903	$ 48,783	5,242,832	113,287
Balance, shares at Dec. 31, 2020		4,878,417
Balance, amount at Dec. 31, 2020	5,286,620	$ 48,784	5,242,832	(4,995)
Balance, amount at Dec. 31, 2020	5,286,620	48,783	5,242,832	(4,995)
Net income	584,394	0	0	584,394
Distribution as of December 31, 2021	(310,280)	$ 0	0	(310,280)
Balance, shares at Dec. 31, 2021		4,878,417
Balance, amount at Dec. 31, 2021	5,560,905	$ 48,784	5,242,832	269,290
Balance, amount at Dec. 31, 2021	5,560,905	48,783	5,242,832	269,290
Net income	376,699	$ 0	0	376,699
Balance, shares at Mar. 31, 2022		4,878,417
Balance, amount at Mar. 31, 2022	$ 5,937,605	$ 48,783	$ 5,242,832	$ 645,990